SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended			3 Months Ended	0 Months Ended	2 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2013	Apr. 30, 2012 Mr Israeli [Member]	Jun. 30, 2011 Mr Israeli [Member]	Apr. 30, 2010 Mr Israeli [Member]	Mar. 31, 2014 Mr Israeli [Member]	Aug. 16, 2013 Public Offering [Member]	Feb. 28, 2014 Subsequent Event [Member]	Apr. 13, 2014 Subsequent Event [Member] Hadasit [Member]	Apr. 13, 2014 Subsequent Event [Member] Mr Israeli [Member]	Apr. 25, 2014 Subsequent Event [Member] Unregistered Shares Of Common Stock [Member]
Amounts Of Grants Received	$ 942						$ 380
Investment Options, Exercise Price		$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005		$ 0.00005	$ 0.00005
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross								60,000	300,000
Conversion of Stock, Shares Converted						11,662,059				5,831,031